HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 1,913	$ 1,648	$ 1,561
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	1,373	1,648	1,561
Gaming, and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	424	0	0
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 116	$ 0	$ 0